Taxation - Changes in valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation
Balance at beginning of the year	¥ 347,240	¥ 260,002	¥ 30,098
Additions	35,095	102,398	245,886
Reversals	(9,388)	(15,160)	(15,982)
Decrease in disposal of a subsidiary	(5,876)
Balance at end of the year	¥ 367,071	¥ 347,240	¥ 260,002